Summary of Significant Accounting Policies - Research and Development Costs - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Software developed for internal use
Research and development costs
Capitalized costs for the period	¥ 0	¥ 0	¥ 0